Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000082717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Opportunities Portfolio
Without Sales Load [Member] | C000082717
Average Annual Return [Line Items]
Average Annual Return, Percent	10.44%	4.97%	4.49%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.51%	0.28%	2.29%
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%	2.12%